PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT
The following table outlines the changes to property, plant and equipment during the year ended December 31, 2017:

	Land	Buildings	Manufacturing equipment	Computer equipment and software	Furniture, office equipment and other	Construction in progress	Total
	$	$	$	$	$	$	$
Gross carrying amount
Balance as of December 31, 2016	6,130	92,945	557,317	41,643	2,467	43,993	744,495
Additions – separately acquired	—	—	—	—	—	82,510	82,510
Additions through business acquisitions	1,268	6,617	17,427	407	55	1,501	27,275
Assets placed into service	4,638	25,353	59,125	1,415	236	(90,767)	—
Disposals	(229)	(116)	(15,260)	(1,139)	(140)	—	(16,884)
Foreign exchange and other	303	2,274	8,791	176	87	598	12,229
Balance as of December 31, 2017	12,110	127,073	627,400	42,502	2,705	37,835	849,625
Accumulated depreciation and impairments
Balance as of December 31, 2016	609	61,072	411,924	35,460	1,866	86	511,017
Depreciation	—	4,341	25,717	2,172	179	—	32,409
Impairments	—	—	208	—	2	274	484
Impairment reversals	—	—	(3)	—	—	—	(3)
Disposals	—	(82)	(14,501)	(1,138)	(13)	—	(15,734)
Foreign exchange and other	—	963	6,823	158	74	(86)	7,932
Balance as of December 31, 2017	609	66,294	430,168	36,652	2,108	274	536,105
Net carrying amount as of December 31, 2017	11,501	60,779	197,232	5,850	597	37,561	313,520
The following table outlines the changes to property, plant and equipment during the year ended December 31, 2018:

	Land	Buildings	Manufacturing equipment	Computer equipment and software	Furniture, office equipment and other	Construction in progress	Total
	$	$	$	$	$	$	$
Gross carrying amount
Balance as of December 31, 2017	12,110	127,073	627,400	42,502	2,705	37,835	849,625
Additions – separately acquired	—	—	—	—	—	74,712	74,712
Additions through business acquisitions	2,400	5,720	28,619	146	163	1,334	38,382
Assets placed into service	—	10,330	42,114	1,876	785	(55,105)	—
Disposals	—	(180)	(4,667)	(230)	(137)		(5,214)
Category reclassifications	(1,641)	4,229	(2,588)	—	—		—
Foreign exchange and other	(793)	(1,755)	(8,632)	(243)	(58)	(1,107)	(12,588)
Balance as of December 31, 2018	12,076	145,417	682,246	44,051	3,458	57,669	944,917
Accumulated depreciation and impairments
Balance as of December 31, 2017	609	66,294	430,168	36,652	2,108	274	536,105
Depreciation	—	5,615	30,154	2,245	534	—	38,548
Impairments	370	820	3,649	—	—	84	4,923
Disposals	—	(118)	(4,305)	(229)	(128)	—	(4,780)
Foreign exchange and other	—	(1,035)	(5,662)	(208)	(48)	(2)	(6,955)
Balance as of December 31, 2018	979	71,576	454,004	38,460	2,466	356	567,841
Net carrying amount as of December 31, 2018	11,097	73,841	228,242	5,591	992	57,313	377,076

Capital expenditures incurred in the year ended December 31, 2018 were primarily to support the greenfield manufacturing facilities in India as well as capacity expansion at the Midland, North Carolina manufacturing facility and other growth initiatives. As of December 31, 2018, the Company had commitments to suppliers to purchase machinery and equipment totalling $16.3 million primarily to support the greenfield manufacturing facilities in India and other growth initiatives. It is expected that such amounts will be paid out in the next twelve months and will be funded by the Company's borrowings and cash flows from operating activities.
Capital expenditures incurred in the year ended December 31, 2017 were primarily to support the construction of the Midland, North Carolina manufacturing facility, the construction of the greenfield manufacturing facilities in India, the capacity expansion of stretch film production at the Danville, Virginia manufacturing facility and other growth initiatives and maintenance needs. As of December 31, 2017, the Company had commitments to suppliers to purchase machinery and equipment totalling $29.3 million primarily to support the construction of the greenfield manufacturing facilities in India, shrink film capacity expansion at the Tremonton, Utah manufacturing facility, capacity expansion at the Midland, North Carolina manufacturing facility and other growth initiatives.
During the year ended December 31, 2018, the loss on disposals amounted to 0.2 million ($0.3 million and 0.1 million loss on disposals in 2017 and 2016, respectively).
Supplemental information regarding property, plant and equipment is as follows for the years ended:

	December 31, 2018	December 31, 2017
Interest capitalized to property, plant and equipment	$2,277	$1,378
Weighted average capitalization rates	7.64%	3.02%